Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair value measurements
Cash and cash equivalents	$ 85,265	$ 79,431
Short-term investments	273,031	24,270
Level 1
Fair value measurements
Cash and cash equivalents	85,265	79,431
Short-term investments	$ 273,031	$ 24,270